Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Lessee Operating Lease Liability Aggregate Minimum Lease Payments

As of
December 31,
2019
RMB
Within one year	2,698
Total	2,698